Risks and Uncertainties (Details) - EBP 008 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investment, Identifier [Axis]: American Funds Growth Fund of America
EBP, Risk and Uncertainty [Line Items]
Balance		$ 282,929,274
% of Investments		13.00%
Investment, Identifier [Axis]: Fidelity Blue Chip Commingled Pool D
EBP, Risk and Uncertainty [Line Items]
Balance	$ 325,296,488
% of Investments	13.00%
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust
EBP, Risk and Uncertainty [Line Items]
Balance		$ 246,525,813
% of Investments		12.00%
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust Unit D
EBP, Risk and Uncertainty [Line Items]
Balance	$ 280,998,308
% of Investments	12.00%